DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2016
DISCONTINUED OPERATIONS [Text Block]

16. DISCONTINUED OPERATIONS

In 2015, the Company disposed of two of iASPEC’s subsidiaries (Zhongtian and Geo) by sale of equity ownership to third parties. As a result, the operations of Zhongtian and Geo were reflected within “discontinued operations” in the Company’s consolidated statements of operations for all periods presented.

The significant items included within discontinued operations are as follows:

	Year Ended December 31,
	2015	2014
Revenue	$24,904,321	$29,522,952
Cost of revenue	15,040,537	17,541,786
Total operating expenses	9,856,344	18,031,318
Operating income (loss) from discontinued operations	7,440	(6,050,152)
Net gain on sale of Geo and Zhongtian	3,699,088	-
Other (loss) income	(2,038,675)	1,000,272
Income (loss) from discontinued operations before income taxes	1,667,853	(5,049,880)
Provision for income taxes	(168,882)	(210,658)
Income (loss) from discontinued operations, net of income taxes	$1,498,971	$(5,260,538)

Due from sales of Zhongtian and Geo for $13.3 million was recorded in other receivables at December 31, 2015, and was received in 2016.